UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Efficient Model Portfolios LLC
Address:    213 Overlook Circle Suite A-1
            	Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Pleshetta Loftin
Title:   Chief Compliance Officer
Phone:   615.620.8600

Signature, Place, and Date of Signing:

/s/ Pleshetta Loftin                     Brentwood, Tennessee         04-30-2012
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:   205,864 (thousands)

List of Other Included Managers:	  none




FORM 13F
Compass Efficient Model Portfolios LLC


													Voting Authority

							Value	Shares/	SH/	Put/	Invstmt	Other
Name of Issuer			Title 	CUSIP		Prn Amt	PRN		Call	Dscretn	Mgrs	Sole	Shared	None
				of			(x$1000)
				Class


ALPS ETF TR			EFT	00162Q106		22	1349	SH		Sole		0	0	1349
AMERICAN INTL GROUP INC	EFT	026874156		0	5	SH		Sole		0	0	5
BANK OF AMERICA CORPORATION	EFT	060505104		1	149	SH		Sole		0	0	149
BP PLC				EFT	055622104		5	110	SH		Sole		0	0	110
CENTURYLINK INC		EFT	156700106		0	1	SH		Sole		0	0	1
CHEVRON CORP NEW		EFT	166764100		34	320	SH		Sole		0	0	320
CLAYMORE EXCHANGE TRD FD TR	EFT	18383M100		19	860	SH		Sole		0	0	860
CLAYMORE EXCHANGE TRD FD TR	EFT	18383M100		3	145	SH		Sole		0	0	145
CLAYMORE EXCHANGE TRD FD TR	EFT	18383M100		5238	105000	SH		Sole		0	0	105000
CREDIT SUISSE NASSAU BRH	EFT	22542D407		4	298	SH		Sole		0	0	298
DELL INC			EFT	24702R101		0	18	SH		Sole		0	0	18
DUKE ENERGY CORP NEW		EFT	26441C105		65	3115	SH		Sole		0	0	3115
DUSA PHARMACEUTICALS INC	EFT	266898105		1	100	SH		Sole		0	0	100
FINISH LINE INC			EFT	317923100		0	6	SH		Sole		0	0	6
FORD MTR CO DEL		EFT	345370CF5		8	602	SH		Sole		0	0	602
GAMCO GLOBAL GOLD NAT RES &	EFT	36465A109		27	1660	SH		Sole		0	0	1660
GENERAL ELECTRIC CO		EFT	369604103		14	714	SH		Sole		0	0	714
GREENHAVEN CONT CMDTY INDEX	EFT	395258106		1891	62464	SH		Sole		0	0	62464
ILLINOIS TOOL WKS INC		EFT	452308109		16	285	SH		Sole		0	0	285
INVESCO VAN KAMPEN SR INC TR	EFT	46131H107		17	3500	SH		Sole		0	0	3500
ISHARES INC			EFT	464286103		816	28784	SH		Sole		0	0	28784
ISHARES TR			EFT	464287101		434	3949	SH		Sole		0	0	3949
ISHARES TR			EFT	464287101		37819	347437	SH		Sole		0	0	347437
ISHARES TR			EFT	464287101		14531	189596	SH		Sole		0	0	189596
ISHARES TR			EFT	464287101		37302	308030	SH		Sole		0	0	308030
ISHARES TR			EFT	464287101		1054	10557	SH		Sole		0	0	10557
ISHARES TR			EFT	464287101		2273	27290	SH		Sole		0	0	27290
ISHARES TR			EFT	464287101		14425	231536	SH		Sole		0	0	231536
ISHARES TR			EFT	464287101		130	1106	SH		Sole		0	0	1106
KAYNE ANDERSON ENRGY TTL RT	EFT	48660P104		29	1040	SH		Sole		0	0	1040
MERCK & CO INC NEW		EFT	58933Y105		52	1353	SH		Sole		0	0	1353
MICROSOFT CORP			EFT	594918104		2	69	SH		Sole		0	0	69
MOTOROLA MOBILITY HLDGS INC	EFT	620097105		0	12	SH		Sole		0	0	12
MOTOROLA SOLUTIONS INC		EFT	620076307		1	14	SH		Sole		0	0	14
NORDIC AMERICAN TANKERS LIMI	EFT	G65773106		2	100	SH		Sole		0	0	100
OGE ENERGY CORP		EFT	670837103		54	1018	SH		Sole		0	0	1018
POWERSHARES DB G10 CURCY HAR	EFT	73935Y102		43	1723	SH		Sole		0	0	1723
POWERSHARES ETF TRUST		EFT	73935X104		13713	226663	SH		Sole		0	0	226663
POWERSHARES ETF TRUST		EFT	73935X104		4654	68367	SH		Sole		0	0	68367
POWERSHARES ETF TRUST		EFT	73935X104		42	905	SH		Sole		0	0	905
POWERSHARES GLOBAL ETF FD	EFT	73936G308		32	1551	SH		Sole		0	0	1551
POWERSHARES GLOBAL ETF TRUST	EFT	73936T433		15	892	SH		Sole		0	0	892
POWERSHARES GLOBAL ETF TRUST	EFT	73936T433		69	4831	SH		Sole		0	0	4831
POWERSHARES GLOBAL ETF TRUST	EFT	73936T433		13227	369157	SH		Sole		0	0	369157
POWERSHARES GLOBAL ETF TRUST	EFT	73936T433		4439	193666	SH		Sole		0	0	193666
POWERSHARES QQQ TRUST		EFT	73935A104		7	100	SH		Sole		0	0	100
PROSHARES TR			EFT	74347R107		2	40	SH		Sole		0	0	40
QUALCOMM INC			EFT	747525103		7	100	SH		Sole		0	0	100
REGIONS FINANCIAL CORP NEW	EFT	7591EP100		7	1000	SH		Sole		0	0	1000
SAN JUAN BASIN RTY TR		EFT	798241105		2	120	SH		Sole		0	0	120
SOUTHERN CO			EFT	842587107		18	400	SH		Sole		0	0	400
SPDR INDEX SHS FDS		EFT	78463X103		13972	379469	SH		Sole		0	0	379469
SPDR S&P 500 ETF TR		EFT	78462F103		16106	114382	SH		Sole		0	0	114382
SPDR SERIES TRUST		EFT	78464A102		656	10943	SH		Sole		0	0	10943
SPDR SERIES TRUST		EFT	78464A102		100	1708	SH		Sole		0	0	1708
SPDR SERIES TRUST		EFT	78464A102		2423	61548	SH		Sole		0	0	61548
SPDR SERIES TRUST		EFT	78464A102		35	1442	SH		Sole		0	0	1442
SPDR SERIES TRUST		EFT	78464A102		43	1817	SH		Sole		0	0	1817
SPRINT NEXTEL CORP		EFT	852061100		3	1121	SH		Sole		0	0	1121
STRAYER ED INC			EFT	863236105		31	332	SH		Sole		0	0	332
VANGUARD BD INDEX FD INC	EFT	921937793		184	2204	SH		Sole		0	0	2204
WAL MART STORES INC		EFT	931142103		5	80	SH		Sole		0	0	80
WISDOMTREE TRUST		EFT	97717W109		118	5632	SH		Sole		0	0	5632
WISDOMTREE TRUST		EFT	97717W109		4438	77036	SH		Sole		0	0	77036
WISDOMTREE TRUST		EFT	97717W109		13580	514204	SH		Sole		0	0	514204
WISDOMTREE TRUST		EFT	97717W109		13063	290936	SH		Sole		0	0	290936
WISDOMTREE TRUST		EFT	97717W109		4658	82023	SH		Sole		0	0	82023
WISDOMTREE TRUST		EFT	97717W109		27	626	SH		Sole		0	0	626